Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of General Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 5,063	$ 4,854	$ 3,521
Professional fees	2,229	2,269	2,189
Depreciation and amortization	253	201	185
Other	903	878	873
General and administrative expenses	$ 8,448	$ 8,202	$ 6,768